Shareholder Report, Holdings (Details) - Class I	Jun. 30, 2024
International Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Amerigo Resources Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
MEG Energy Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Hallador Energy Company [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Kenmare Resources PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Natural Gas Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Bank of Cyprus Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Equinox Gold Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Interfor Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Canada
Holdings [Line Items]
Percent of Total Investments	56.40%
United States
Holdings [Line Items]
Percent of Total Investments	21.10%
Ireland
Holdings [Line Items]
Percent of Total Investments	5.00%
Mauritius
Holdings [Line Items]
Percent of Total Investments	4.70%
Cyprus
Holdings [Line Items]
Percent of Total Investments	4.10%
Australia
Holdings [Line Items]
Percent of Total Investments	3.50%
Nigeria
Holdings [Line Items]
Percent of Total Investments	2.40%
Ghana
Holdings [Line Items]
Percent of Total Investments	2.10%
United Kingdom
Holdings [Line Items]
Percent of Total Investments	0.30%